TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),
•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or
•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;
•	You must have an in force Eligible Rider under the Existing Policy;
•	Your policy value and cash surrender value under the Existing Policy must be less than 80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;
•	You must not have annuitized your Existing Policy; and
•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in, or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in, or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

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•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.
2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

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Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read prospectuses carefully before investing.

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Variable Annuity Form No.: AV515 101 130 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	0.45%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2], 4	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +; IPG	Additional Death Benefit; Additional Death Benefit - Extra; IPG

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Select Variable Annuity Form No.: AV516 101 131 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits [1], 3	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) 2, [4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution - II

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (certain policies); $35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3.5% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief; IPG

7

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Portfolio Select Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

8

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Premier Asset Builder Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Principal-Plus Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Privilege Select Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding; 5% Growth

Living Benefit Riders (including Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

11

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder IV Form Nos.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10% (certain policies only); 1.15%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; Liquidity Rider; Value Rider; IPG

14

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	The Atlas Portfolio Builder Variable Annuity Form No.: AV337 101 100 397

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	None

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; IPG

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	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution

16

	New Policy	Existing Policies [2]
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica EXTRA Variable Annuity Form Nos.: AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$40 (waived if policy value or sum of premiums less withdrawals ≥$100,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.60% (1.15% after 9th year) (certain policies only); 1.35% (1.15% after the 9th policy year) (certain policies only); 1.35% (certain policies only)

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 1.5%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Double Enhanced; Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

17

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Freedom Variable Annuity Form Nos.: AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annually Compounding; Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

18

	New Policy	Existing Policies [2]

Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103

Transamerica

Landmark Variable

Annuity

Form Nos.: AV201 101

65 189; AV254 101 87 196; AV320 101 99 197; AV376

101 106 1197; AV432 101

114 199CRT; AV494 101

124 100; AV620 101 137

101; AV720 101 148 102

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Double Enhanced; 5% Annually Compounding; Monthly Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

19

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Opportunity Builder Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

20

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Preferred Advantage Variable Annuity Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

21

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Access Variable Annuity Form No.: WL17

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

22

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Attainer Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

23

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Bellwether Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • 5% Growth (up to 200%); and • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

24

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Conqueror Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • cash value; • highest anniversary value (certain policies only); and • 5% compounding (certain policies only). (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

25

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Enhancer Variable Annuity Form No.: VA25

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • annual step-up. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Compounding Minimum Death Benefit

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

26

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Premier Variable Annuity Form No.: WL18

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.00%

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • monthly step-up. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Compounding/Monthly Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

27

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Variable Annuity Form No.: VA.02.06.88

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

28

	New Policy	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Wealth Creator Variable Annuity Form No.: VA16

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.40%

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]	There is an additional charge for these optional features.
[2]	Eligible Riders are no longer available.

29

[3]

Certain death benefits are offered under the New Policy which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[4]	This chart does not generally list Living Benefit Riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

30

APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

31

APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policy. A summary of some important features of the riders appear in the charts below. You should not rely solely on this chart in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•   the policy value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent adjusted partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•   the annuity value on the date the rider is issued; plus

•   any additional premium payments; minus

•   any adjustment for any withdrawals made after the date the rider is issued;

•   which is accumulated at the annual growth rate; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)         the rider anniversary prior to the annuitant’s 81st birthday;

b)         the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

32

Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•   the policy value on the date the rider is issued; plus

•   any subsequent premium payments; minus

•   any subsequent partial surrenders;

•   all of which is accumulated at the annual growth rate from the date of each transaction; minus

•   any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policy include the following features:

Rider Name(s)	Feature
Living Benefits

•     Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

•     Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•     Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•     Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•     Automatic Step-Up— Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•     Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•     Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•     Automatic Step-Up— Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•     Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•     Automatic Step-Up— Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policy.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

33

The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policy are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policy, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

34

MEMBERS® FREEDOMSM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2012

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the MEMBERS® FreedomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2012. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies, fixed account, and separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

GE INVESTMENTS FUNDS, INC.

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix – Portfolios Associated with the

Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

TABLE OF CONTENTS continued

TABLE OF CONTENTS continued

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER	156

APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR NEW SALES	158

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

•	1.70% if you choose the Return of Premium Death Benefit

•	1.90% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds – Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds – Bond Fund – Class 2

•	0.30% if you choose the American Funds – Growth Fund – Class 2

•	0.30% if you choose the American Funds – Growth-Income Fund – Class 2

•	if you choose the

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	if you choose the

•	0.10 % if you choose the TA BlackRock Global Allocation – Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee of 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base charged quarterly during the accumulation phase if you elect the Open Allocation option, and 0.70% to 1.55% (0.45% ro 1.40% for riders issued prior to December 12, 2011) on an annual basis if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Income LinkSM Rider, there is an annual rider fee of 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. Because of this, your ability to keep funds invested in certain of your investment choices is subject to the mathematical model that we use to determine when to make transfers to certain investment options as described in this prospectus. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Income LinkSM Rider - Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income MaxSM - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2011) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.20%

Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.00%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.25%

Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.65%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	1.90%

Income LinkSM Rider (annual charge a – % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%
Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales
Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.65%

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.90%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2011 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.53%
Highest Gross	10.17%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2011, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.2 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$1482
3 Years	$4106
5 Years	$6336
10 Years	$10,561

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$1482
3 Years	$4106
5 Years	$6336
10 Years	$10,561

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the TA BlackRock Global Allocation - Service Class (0.10%) . See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Maximum Total Income LinkSM Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales

Retirement Income ChoiceSM 1.4 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM 1.4 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1.	THE ANNUITY POLICY

This prospectus describes the MEMBERS® FreedomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (See Section 11. OTHER INFORMATION -Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The MEMBERS® FreedomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments).

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Static Allocation Models

A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.

Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner’s investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.

You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See Section 6. Access To Your Money - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transfered with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Asset Management or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Asset Management or Open Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued on or after the date of this prospectus.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55% .

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75% .

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10% .

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the current fee for the base benefit (for either single or joint life) is 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base. If you choose the Designated Investment option, then the current fee for the base benefit (for single or joint life) is 1.55%, 1.10%, and 0.70% (1.40%, 1.00% and 0.45% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

	Single Life	Joint Life
Options	Option	Option
Death Benefit	0.25%	0.20%

	Single Life	Joint Life
Options	Option	Option
Income EnhancementSM
Benefit
– Riders issued on or after 12/12/2011	0.30%	0.50%
– Riders issued prior to 12/12/2011	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Income LinkSM Rider Fee

If you elect the Income LinkSM rider, there is an annual rider fee which is currently 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI

Maximum Fee
Fund	% of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES ® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.40%
GE INVESTMENTS FUNDS, INC.	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2011 we received $89,306,110.22 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2011, TCI or its affiliates received total revenue sharing payments in the amount of $3,368,635.55 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management, Alliance Bernstein Investments, BlackRock Investment

Management, LLC., Fidelity Investments, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JPMorgan Investment Management, Logan Circle Investment Partners, Loomis, Sayles & Company, MFS Investment Management, Madison Asset Management, Morgan Stanley Investment Management, Neuberger Berman Management, Oppenheimer Funds, Pacific Investment Management Company, Schroder Investment Management North America, Systematic Financial Management LP, Thompson, Siegel and Walmsley LLC, Vanguard, Wellington Management Company. Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer (but not below the excess interest adjustment floor described in “Appendix – Excess Interest Adjustment Examples”). However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix – Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment.

G = Guaranteed interest rate in effect for the policy M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

* = multiplication

^ = exponentiation

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	transfers from a Dollar Cost Averaging fixed source;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any disbursement request made on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with

Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are the owner and annuitant; and

•	you die after the annuity commencement date; and

•	the annuity payment option you selected did not or no longer has a guaranteed period;

THEN:

•	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment);

•

and the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix – Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, for the guaranteed minimum death benefit offered in this prospectus, is: adjusted partial surrender = (amount gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix – Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the policy will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional policy provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendices for Additional Information on each of these riders,

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restricion on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•

Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See also Section 11. OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source).

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transfered to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or OA Method.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits – the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	Retirement Income ChoiceSM 1.4 Rider

See Appendices for additional information on this rider.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix – Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 – $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce the guaranteed future value;

•	reduce your death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which can not exceed the maximum annual withdrawal amount at that time) and frequency (annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1/2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities – Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP – Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities – Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretionand may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix – PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Designated Allocation Option or Open Allocation option. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy. If you elect the Retirement Income ChoiceSM 1.2 rider you cannot elect another GLWB.

Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrender – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

For riders issued on or after December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation – Growth – Service Class

TA Madison Moderate Growth Allocation – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class S

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Diversified Income – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF – Conservative -Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

GE Investments Total Return Fund – Class 3

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation – Growth – Service Class

TA Madison Moderate Growth Allocation – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Diversified Income – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option. If you transfer from one Designated Allocation option to another, you will be subject to the charge for the new Designated Allocation group then offered to new rider owners.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA TA ProFund UltraBear subaccount or certain other subaccounts (e.g., TA AEGON Money Market subaccount, TA AEGON US Government Securities subaccount) we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix – OA Method Transfers” for more detail regarding the workings of the mathematical model.

Please Note: The OA TA ProFunds UltraBear subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA TA ProFunds UltraBear subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

•

The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in Section 8. DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income LinkSM Rider

You may elect to purchase the optional Income LinkSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see the “Withdrawal Options and Percentages” section); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income LinkSM rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income LinkSM rider systematic withdrawal, which is the Income LinkSM rider start date. If you elect the Income LinkSM rider you cannot elect another GLWB.

Income LinkSM Rider – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income LinkSM rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income LinkSM rider start date and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of any withdrawal that is not an Income LinkSM rider systematic withdrawal; see Withdrawal Base Adjustments below). The first Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each successive Income LinkSM rider withdrawal year begins thereafter on each anniversary of that date.

Income LinkSM Rider – Systematic Withdrawals. In order to begin receiving Income LinkSM rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income LinkSM rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein).

Any change to the frequency of your Income LinkSM rider systematic withdrawals will take effect at the beginning of the next Income LinkSM rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income LinkSM rider systematic withdrawal. See “Withdrawal Base Adjustments”.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for Income LinkSM rider systematic withdrawals from your policy value each Income LinkSM rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.

•	The longer you wait to start taking Income LinkSM rider systematic withdrawals under the”

rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income LinkSM rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•

Any withdrawal that is not an Income LinkSM rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.

•

During any Income LinkSM rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income LinkSM rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Income LinkSM rider terminates and all benefits thereunder cease.

•

The only way to receive withdrawals (either Income LinkSM rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income LinkSM rider systematic withdrawal programs.

Like all withdrawals, Income LinkSM rider systematic withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income LinkSM rider withdrawal year from your policy value without causing an adjustment. See “Withdrawal Base Adjustments” below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income LinkSM rider systematic withdrawals. Any withdrawal other than an Income LinkSM rider systematic withdrawal is considered a non-Income LinkSM rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see “Minimum Required Distribution”).

The annual rider withdrawal amount is zero until Income LinkSM rider start date. On the Income LinkSM rider start date and at the beginning of each Income LinkSM rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income LinkSM rider withdrawal year, the rider withdrawal amount and Income LinkSM rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment section.

Minimum Required Distribution: Prior to the Income LinkSM rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income LinkSM rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income LinkSM rider systematic withdrawal program whereby you will receive your Income LinkSM rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

If the plan participant (generally the annuitant) is at least 70 1/2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19, 2010, and stopped it on December 21, 2010, you could not restart a new systematic withdrawal program until August 19, 2011.)

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The rider withdrawal amount will be zero until the Income LinkSM rider start date, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income LinkSM rider withdrawal year for withdrawal in a future Income LinkSM rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income LinkSM rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income LinkSM rider withdrawal year and maintain the rider’s guarantees.

•	Non-Income LinkSM rider systematic withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

Withdrawal Option— number years at increased rate	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income LinkSM rider systematic withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

•	current withdrawal base or;

•	the Automatic Step-up amount (see “Automatic Step-Up” below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income LinkSM rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

•	The withdrawal base “steps-up” on rider anniversaries whereas a Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each anniversary thereof.

•

If an automatic step-up occurs, your remaining rider withdrawal amount and Income LinkSM rider systematic withdrawal amount is proportionally increased for the remainder of that Income LinkSM rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See “Automatic Step-Up” for a description of how automatic step-ups increase the withdrawal base.

Income LinkSM rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Any withdrawals that are not Income LinkSM rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders -Income LinkSM Rider” for examples showing the effect of hypothetical non-Income LinkSM rider systematic withdrawals in more detail, including a non-Income LinkSM rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income LinkSM rider systematic withdrawals. If you take a non-Income LinkSM rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income LinkSM rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non-Income LinkSM rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income LinkSM rider systematic withdrawal please note your Income LinkSM rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative - Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income LinkSM Rider – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The withdrawal percentage for each withdrawal option is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

Income LinkSM Rider Fees

Income LinkSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income LinkSM rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income LinkSM rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Income LinkSM Rider Issue Requirements

The Company will not issue the Income LinkSM rider unless:

•	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Income LinkSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Income LinkSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income LinkSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB.

Retirement Income MaxSM - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income MaxSM Rider” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

•

due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, (i.e., payments of the rider withdrawal amount for life) you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥ 80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•

the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see “Automatic Step-Up” below).

See “Appendix – Hypothetical Example of the Withdrawal Base Calculation – Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

For riders issued on or after December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA Madison Diversified Income – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA Madison Diversified Income – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.0125*(20/365)

=125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.01(91/365)

= 1,000*(91/365)

= $249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000.

Fee adjustment as follows:

=10,000*0.01(20/365)

=100*(20/365)

=$5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=5.48 + 249.32

=$254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative and Service Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative and Service Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits, regulatory audits and examination activity. In some class action and other lawsuits, regulatory audits and examinations involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation, regulatory audit or examination cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits, regulatory audit or examination that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2011, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 1.16% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2011, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC

Centarus Financial Inc.

CFD Investments

Citigroup Global Markets

Citizens Investment Services Corporation

BBVA Compass Investment Solutions, Inc.

Equity Services Inc.

Financial Network Invest Corp

FSC Securities

Genworth Financial Securities Corp.

Hantz Financial Services Inc.

Huntington Investment Company

ING Financial Partners

Invest Financial Corporation

Investment Centers Of America

Investacorp

Investors Capital Corp

James T. Borello

LPL Financial (IFP)

M&T Securities Inc.

Merrill Lynch

Morgan Stanley

Multi Financial Securities

Park Avenue Securities

Primevest Financial Services

ProEquities/Protech

Raymond James and Associates

Raymond James Financial Services

Royal Alliance

SagePoint Financial, Inc.

Securities America, Inc.

Sigma Financial Corporation

Signator Investors, Inc.

SII Investments Inc.

Smith Barney Div of Citigroup

Summit Equities

SunTrust Investment Services, Inc.

The Investment Center, Inc.

Transamerica Financial Advisors

UBS Financial Services, Inc.

US Bancorp Investments Inc.

Valmark Securities Inc.

Wells Fargo Advisors

Wells Fargo Wealth Brokerage

During 2011, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2011
LPL Financial LLC	$1,422,696
Morgan Stanley Smith Barney	$1,395,442
Wells Fargo Wealth Brokerage	$1,204,432
Wells Fargo Advisors	$1,083,661
Transamerica Financial Advisors	$886,784
Merrill Lynch, Pierce, Fenner & Smith Incorporated	$847,433
UBS Financial	$499,696
Raymond James Financial Services	$471,327
National Planning Corporation	$451,124
CCO Investment Services Corp.	$390,414

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix – Condensed Financial Information

APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.

Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.

AMERICAN FUNDS INSURANCE SERIES® TRUST

American Funds – Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds – Bond Fund – Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.

American Funds – Growth Fund – Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: Growth of capital.

American Funds – Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: Long-term growth of capital and income.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Balanced Portfolio – Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company

Investment Objective: Income and capital growth consistent with reasonable risk.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund – Class 2	Franklin Income Securities Fund - Class 2	Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

GE INVESTMENTS FUNDS, INC.

GE Investments Total Return Fund – Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.

Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

TRANSAMERICA SERIES TRUST

TA AEGON High Yield Bond – Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: High level of current income by investing in high-yield debt securities.

TA AEGON Money Market – Service Class(2)	Transamerica AEGON Money Market VP – Service Class(2)	AEGON USA Investment Management, LLC

Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.

TA AEGON Tactical Vanguard ETF - Conservative – Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC

Investment Objective: Current income and preservation of capital.

TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: High level of total return as is consistent with prudent investment strategies.

TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.

Investment Objective: Capital appreciation and current income.

TA BlackRock Global Allocation – Service Class	Transamerica BlackRock Global Allocation VP - Service Class	Transamerica Asset Management, Inc.

Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Large Cap Value – Service Class	Transamerica BlackRock Large Cap Value VP – Service Class	BlackRock Investment Management, LLC

Investment Objective: Long-term capital growth.

TA BlackRock Tactical Allocation – Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.

Investment Objective: Capital appreciation with current income as secondary objective.

TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC

Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

TA Janus Balanced – Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC

Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.

TA Legg Mason Dynamic Allocation - Balanced – Service Class(3)	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class(3)	Legg Mason Global Asset Allocation, LLC(3)

Investment Objective: Seeks capital appreciation and income.

TA Legg Mason Dynamic Allocation - Growth – Service Class(3)	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class(3)	Legg Mason Global Asset Allocation, LLC(3)

Investment Objective: Seeks capital appreciation and income.

TA MFS International Equity – Service Class	Transamerica MFS International Equity VP – Service Class	MFS® Investment Management

Investment Objective: Capital growth.

TA Madison Balanced Allocation – Service Class	Transamerica Madison Balanced Allocation VP - Service Class	MEMBERS® Asset Management

Investment Objective: Capital appreciation and current income.

TA Madison Conservative Allocation – Service Class	Transamerica Madison Conservative Allocation VP - Service Class	MEMBERS® Asset Management

Investment Objective: Current income and preservation of capital.

TA Madison Diversified Income – Service Class	Transamerica Madison Diversified Income VP - Service Class	MEMBERS® Asset Management

Investment Objective: High total return through the combination of income and capital appreciation.

TA Madison Large Cap Growth – Service Class	Transamerica Madison Large Cap Growth VP - Service Class	MEMBERS® Asset Management

Investment Objective: Long-term capital appreciation.

TA Madison Moderate Growth Allocation - Service Class	Transamerica Madison Moderate Growth Allocation VP - Service Class	MEMBERS® Asset Management

Investment Objective: Capital appreciation with current income as secondary objective.

TA Morgan Stanley Active International Allocation – Service Class	Transamerica Morgan Stanley Active International Allocation VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Long-term capital appreciation.

TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Capital appreciation.

TA PIMCO Real Return TIPS – Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC

Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.

TA PIMCO Total Return – Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC

Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.

TA T. Rowe Price Small Cap – Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.

Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Vanguard ETF Index - Aggressive Growth - Service Class	Transamerica Index 100 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Long-term capital appreciation.

TA Vanguard ETF Index - Balanced - Service Class	Transamerica Index 50 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Balance capital appreciation and income.

TA Vanguard ETF Index - Conservative - Service Class	Transamerica Index 35 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Current income and preservation of capital.

TA Vanguard ETF Index - Growth - Service Class	Transamerica Index 75 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

TA AEGON Tactical Vanguard ETF – Balanced - Service Class	Transamerica AEGON Active Asset Allocation – Moderate VP - Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation and current income.

TA AEGON Tactical Vanguard ETF - Growth - Service Class	Transamerica AEGON Active Asset Allocation – Moderate Growth VP - Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation with current income as secondary objective.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Available on or about May 1, 2012. This fund may vary for certain policies and may not be available for all policies.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulations units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.291530	$1.217802	3,285,308.240
Subaccount inception Date May 1, 2009	2010	$1.200030	$1.291530	1,742,008.410
	2009	$1.000000	$1.200030	130,561.494
TA BlackRock Large Cap Value – Service Class	2011	$0.849934	$0.854615	602,615.499
Subaccount Inception Date May 1, 2000	2010	$0.786258	$0.849934	513,541.712
	2009	$0.704580	$0.786258	177,029.895
	2008	$1.088974	$0.704580	36,500.817
	2007	$1.063525	$1.088974	35,915.227
	2006	$1.000000	$1.063525	13,227.866
TA BlackRock Tactical Allocation – Service Class	2011	$1.314161	$1.337994	998,952.622
Subaccount inception Date May 1, 2009	2010	$1.203782	$1.314161	439,035.128
	2009	$1.000000	$1.203782	39,945.950
TA Clarion Global Real Estate Securities – Service Class	2011	$0.939678	$0.866776	71,582.675
Subaccount Inception Date May 1, 2002	2010	$0.830462	$0.939678	56,741.049
	2009	$0.636251	$0.830462	34,859.190
	2008	$1.127580	$0.636251	33,217.449
	2007	$1.234393	$1.127580	18,865.159
	2006	$1.000000	$1.234393	106,063.702
TA Janus Balanced – Service Class	2011	$0.997017	$0.872677	566,641.506
Subaccount inception Date November 19, 2009	2010	$0.985386	$0.997017	213,727.512
	2009	$0.986564	$0.985386	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.224966	$1.256721	217,262.574
Subaccount Inception Date June 2, 1998	2010	$1.112807	$1.224966	62,220.674
	2009	$0.772135	$1.112807	33,540.262
	2008	$1.055670	$0.772135	0.000
	2007	$1.057560	$1.055670	0.000
	2006	$1.000000	$1.057560	0.000
TA MFS International Equity – Service Class	2011	$1.004489	$0.885059	245,259.829
Subaccount Inception Date May 1, 2001	2010	$0.927939	$1.004489	223,871.740
	2009	$0.715058	$0.927939	136,937.087
	2008	$1.130491	$0.715058	142,098.434
	2007	$1.058240	$1.130491	90,369.755
	2006	$1.000000	$1.058240	39,497.212
TA PIMCO Total Return – Service Class	2011	$1.253577	$1.303442	1,549,765.279
Subaccount Inception Date May 1, 2002	2010	$1.194546	$1.253577	1,233,602.205
	2009	$1.051601	$1.194546	790,154.232
	2008	$1.105623	$1.051601	211,893.582
	2007	$1.035566	$1.105623	124,982.616
	2006	$1.000000	$1.035566	76,442.058
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.403088	$0.316659	2,241,749.001
Subaccount inception Date May 1, 2009	2010	$0.560855	$0.403088	470,431.312
	2009	$1.000000	$0.560855	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap – Service Class	2011	$1.129298	$1.125048	191,118.134
Subaccount Inception Date May 1, 2000	2010	$0.858378	$1.129298	183,919.660
	2009	$0.632312	$0.858378	27,681.631
	2008	$1.013242	$0.632312	57,694.968
	2007	$0.944996	$1.013242	65,322.019
	2006	$1.000000	$0.944996	51,584.638
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$0.979463	$0.977247	998,971.583
Subaccount Inception Date May 1, 2002	2010	$0.914390	$0.979463	33,747.651
	2009	$0.710376	$0.914390	26,968.407
	2008	$1.149055	$0.710376	6,687.833
	2007	$0.989965	$1.149055	6,776.405
	2006	$1.000000	$0.989965	0.000
TA AEGON Money Market – Service Class	2011	$1.010924	$0.992177	1,481,724.666
Subaccount Inception Date July 5, 1994	2010	$1.030079	$1.010924	729,816.250
	2009	$1.049513	$1.030079	399,264.666
	2008	$1.046863	$1.049513	676,118.179
	2007	$1.018335	$1.046863	343,026.579
	2006	$1.000000	$1.018335	116,990.871
TA AEGON U.S. Government Securities – Service Class	2011	$1.186078	$1.248835	909,434.674
Subaccount Inception Date August 3, 1994	2010	$1.159638	$1.186078	598,532.880
	2009	$1.134074	$1.159638	477,437.077
	2008	$1.075910	$1.134074	444,400.151
	2007	$1.036528	$1.075910	0.000
	2006	$1.000000	$1.036528	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.071463	$1.084909	130,276.861
Subaccount inception Date November 19, 2009	2010	$0.997783	$1.071463	927.933
	2009	$0.999948	$0.997783	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.013256	$1.008991	799,570.081
Subaccount Inception Date May 1, 2008	2010	$0.932770	$1.013256	231,910.845
	2009	$0.815656	$0.932770	185,075.215
	2008	$1.000000	$0.815656	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.965040	$0.936339	1,081,367.173
Subaccount Inception Date May 1, 2008	2010	$0.870203	$0.965040	1,143,705.016
	2009	$0.719866	$0.870203	866,031.593
	2008	$1.000000	$0.719866	643,424.842
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.149386	$1.083781	185,137.900
Subaccount inception Date November 19, 2009	2010	$1.023730	$1.149386	0.000
	2009	$0.999948	$1.023730	0.000
TA Morgan Stanley Active International Allocation – Service Class	2011	$0.935021	$0.783946	209,081.744
Subaccount Inception Date July 5, 1994	2010	$0.880545	$0.935021	142,155.233
	2009	$0.713948	$0.880545	138,862.062
	2008	$1.193650	$0.713948	93,823.825
	2007	$1.055268	$1.193650	64,036.082
	2006	$1.000000	$1.055268	70,359.136
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.287990	$1.176573	0203,362.476
Subaccount Inception Date May 1, 2001	2010	$0.982522	$1.287990	127,657.607
	2009	$0.625274	$0.982522	27,347.953
	2008	$1.189694	$0.625274	25,842.364
	2007	$0.991858	$1.189694	21,301.345
	2006	$1.000000	$0.991858	869.928

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.186078	$1.248835	880,669.842
Subaccount Inception Date November 3, 2003	2010	$1.159638	$1.186078	626,365.072
	2009	$1.134074	$1.159638	515,621.744
	2008	$1.075910	$1.134074	787,322.762
	2007	$1.036528	$1.075910	81,371.416
	2006	$1.000000	$1.036528	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(2)	2011	$1.333173	$1.265900	549.150
Subaccount Inception Date November 10, 2008	2010	$1.234087	$1.333173	5,378.614
	2009	$1.012438	$1.234087	0.000
	2008	$1.000000	$1.012438	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.041380	$0.982896	282,287.498
Subaccount Inception Date May 1, 2008	2010	$0.901140	$1.041380	131,950.363
	2009	$0.663853	$0.901140	78,165.444
	2008	$1.000000	$0.663853	0.000
Franklin Income Securities Fund – Class 2	2011	$0.982343	$0.987050	190,080.438
Subaccount Inception Date May 1, 2007	2010	$0.888410	$0.982343	100,543.100
	2009	$0.667633	$0.888410	36,920.627
	2008	$0.967204	$0.667633	22,397.977
	2007	$1.000000	$0.967204	0.000
American Funds – Asset Allocation Fund – Class 2(3)	2011	$1.109332	$1.099572	437,403.896
Subaccount inception Date November 19, 2009	2010	$1.007699	$1.109332	135,665.227
	2009	$0.989771	$1.007699	0.000
American Funds – Bond Fund – Class 2(3)	2011	$1.034670	$1.074257	152,199.563
Subaccount inception Date November 19, 2009	2010	$0.993413	$1.034670	45,533.387
	2009	$1.000892	$0.993413	0.000
American Funds – Growth Fund – Class 2(3)	2011	$1.164254	$1.090519	216,429.230
Subaccount inception date November 19, 2009	2010	$1.002561	$1.164254	184,148.644
	2009	$0.986474	$1.002561	0.000
American Funds – Growth-Income Fund – Class 2(3)	2011	$1.098962	$1.055668	44,659.678
Subaccount inception Date November 19, 2009	2010	$1.007946	$1.098962	9,310.735
	2009	$0.986795	$1.007946	0.000
GE Investments Total Return Fund – Class 3(2)	2011	$1.074749	$1.020059	173,633.860
Subaccount inceptiond Date November 19, 2009	2010	$1.003337	$1.074749	32,381.232
	2009	$0.988803	$1.003337	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.977710	511,159.481
TA PIMCO Real Return TIPS – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.063648	228,474.322
TA Madison Balanced Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.960930	1,618.352
TA Madison Conservative Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.984632	0.000
TA Madison Diversified Income – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.009318	54,310.230
TA Madison Large Cap Growth – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.916475	115,839.889
TA Madison Moderate Growth Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.943143	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.295746	$1.224178	13,216,295.000
Subaccount inception Date May 1, 2009	2010	$1.201597	$1.295746	8,245,776.242
	2009	$1.000000	$1.201597	3,596,173.450
TA BlackRock Large Cap Value – Service Class	2011	$0.857778	$0.864195	3,387,784.089
Subaccount Inception Date May 1, 2000	2010	$0.791956	$0.857778	3,546,773.433
	2009	$0.708289	$0.791956	2,333,334.998
	2008	$1.092545	$0.708289	1,122,070.819
	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322
TA BlackRock Tactical Allocation – Service Class	2011	$1.318472	$1.345008	4,719,066.257
Subaccount inception Date May 1, 2009	2010	$1.205357	$1.318472	2,147,694.970
	2009	$1.000000	$1.205357	403,876.282
TA Clarion Global Real Estate Securities – Service Class	2011	$0.948374	$0.876508	929,301.296
Subaccount Inception Date May 1, 2002	2010	$0.836507	$0.948374	627,682.389
	2009	$0.639615	$0.836507	393,492.088
	2008	$1.131291	$0.639615	429,111.314
	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134
TA Janus Balanced – Service Class	2011	$0.999198	$0.876298	1,209,880.377
Subaccount inception Date November 19, 2009	2010	$0.985611	$0.999198	619,896.171
	2009	$0.986569	$0.985611	54,170.345
TA AEGON High Yield Bond – Service Class	2011	$1.236198	$1.270727	2,168,963.379
Subaccount Inception Date June 2, 1998	2010	$1.120823	$1.236198	1,459,677.573
	2009	$0.776180	$1.120823	863,904.686
	2008	$1.059115	$0.776180	408,612.174
	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239
TA MFS International Equity – Service Class	2011	$1.013763	$0.894981	797,189.601
Subaccount Inception Date May 1, 2001	2010	$0.934669	$1.013763	780,952.125
	2009	$0.718825	$0.934669	572,957.821
	2008	$1.134210	$0.718825	499,722.780
	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093
TA PIMCO Total Return – Service Class	2011	$1.265142	$1.318054	13,093,970.060
Subaccount Inception Date May 1, 2002	2010	$1.203194	$1.265142	10,865,096.796
	2009	$1.057139	$1.203194	6,723,271.642
	2008	$1.109256	$1.057139	2,498,454.315
	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.404424	$0.318340	7,896,840.872
Subaccount inception Date May 1, 2009	2010	$0.561600	$0.404424	1,246,374.161
	2009	$1.000000	$0.561600	36,339.146
TA T. Rowe Price Small Cap – Service Class	2011	$1.139719	$1.137656	1,197,448.131
Subaccount Inception Date May 1, 2000	2010	$0.864603	$1.139719	531,073.357
	2009	$0.635650	$0.864603	525,139.979
	2008	$1.016578	$0.635650	290,417.279
	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$0.988475	$0.988176	3,274,073.330
Subaccount Inception Date May 1, 2002	2010	$0.920995	$0.988475	648,000.076
	2009	$0.714117	$0.920995	424,103.009
	2008	$1.152836	$0.714117	247,413.176
	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224
TA AEGON Money Market – Service Class	2011	$1.020273	$1.003308	8,011,234.814
Subaccount Inception Date July 5, 1994	2010	$1.037558	$1.020273	5,034,841.530
	2009	$1.055058	$1.037558	5,206,256.150
	2008	$1.050319	$1.055058	10,380,130.853
	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652
TA AEGON U.S. Government Securities – Service Class	2011	$1.197044	$1.262846	5,987,222.010
Subaccount Inception Date August 3, 1994	2010	$1.168061	$1.197044	5,682,475.784
	2009	$1.140067	$1.168061	3,456,286.339
	2008	$1.079456	$1.140067	1,422,883.555
	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.073814	$1.089421	1,675,609.598
Subaccount inception Date November 19, 2009	2010	$0.998015	$1.073814	715,591.901
	2009	$0.999954	$0.998015	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.018584	$1.016279	5,096,774.001
Subaccount Inception Date May 1, 2008	2010	$0.935839	$1.018584	613,465.532
	2009	$0.816736	$0.935839	748,782.638
	2008	$1.000000	$0.816736	266,216.046
TA Vanguard ETF Index – Growth – Service Class	2011	$0.970105	$0.943111	6,936,367.632
Subaccount Inception Date May 1, 2008	2010	$0.873054	$0.970105	6,041,137.262
	2009	$0.720815	$0.873054	5,259,673.885
	2008	$1.000000	$0.720815	779,065.245
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.151914	$1.088300	312,544.646
Subaccount inception date November 19, 2009	2010	$1.023968	$1.151914	112,231.700
	2009	$0.999954	$1.023968	2,721.925
TA Morgan Stanley Active International Allocation – Service Class	2011	$0.943609	$0.792697	667,165.900
Subaccount Inception Date July 5, 1994	2010	$0.886892	$0.943609	657,748.542
	2009	$0.717685	$0.886892	1,005,468.530
	2008	$1.197548	$0.717685	785,316.171
	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.299896	$1.189779	1,285,472.496
Subaccount Inception Date May 1, 2001	2010	$0.989658	$1.299896	425,696.761
	2009	$0.628577	$0.989658	275,521.723
	2008	$1.193621	$0.628577	167,256.060
	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.197044	$1.262846	346,377.467
Subaccount Inception Date November 3, 2003	2010	$1.168061	$1.197044	209,616.765
	2009	$1.140067	$1.168061	366,923.232
	2008	$1.079456	$1.140067	575,634.300
	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(2)	2011	$1.338773	$1.273704	1,429,797.562
Subaccount Inception Date November 10, 2008	2010	$1.236838	$1.338773	930,865.780
	2009	$1.012714	$1.236838	240,848.455
	2008	$1.000000	$1.012714	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.046837	$0.989990	1,966,094.951
Subaccount Inception Date May 1, 2008	2010	$0.904091	$1.046837	1,230,864.929
	2009	$0.664725	$0.904091	917,997.573
	2008	$1.000000	$0.664725	64,280.341
Franklin Income Securities Fund – Class 2	2011	$0.989452	$0.996141	4,699,219.287
Subaccount Inception Date May 1, 2007	2010	$0.893086	$0.989452	2,747,692.055
	2009	$0.669833	$0.893086	1,900,072.534
	2008	$0.968475	$0.669833	1,354,399.684
	2007	$1.000000	$0.968475	656,829.077
American Funds – Asset Allocation Fund – Class 2(3)	2011	$1.111765	$1.104143	2,938,838.821
Subaccount inception Date November 19, 2009	2010	$1.007931	$1.111765	1,577,513.531
	2009	$0.989776	$1.007931	78,055.631
American Funds – Bond Fund – Class 2(3)	2011	$1.036944	$1.078725	1,475,513.641
Subaccount inception Date November 19, 2009	2010	$0.993644	$1.036944	598,788.904
	2009	$1.000897	$0.993644	63,418.369
American Funds – Growth Fund – Class 2(3)	2011	$1.166806	$1.095054	1,236,988.228
Subaccount inception Date November 19, 2009	2010	$1.002789	$1.166806	364,500.005
	2009	$0.986479	$1.002789	0.000
American Funds – Growth-Income Fund – Class 2(3)	2011	$1.101360	$1.060047	586,825.250
Subaccount inception Date November 19, 2009	2010	$1.008181	$1.101360	207,455.738
	2009	$0.986801	$1.008181	0.000
GE Investments Total Return Fund – Class 3(2)	2011	$1.077107	$1.024302	945,374.429
Subaccount inception Date November 19, 2009	2010	$1.003571	$1.077107	373,010.145
	2009	$0.988808	$1.003571	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Subaccount inception Date December 9, 2011	2011	$1.000000	$0.978990	1,877,411.764
TA PIMCO Real Return TIPS – Service Class Subaccount inception Date May 3, 2011	2011	$1.000000	$1.065040	2,345,673.577
TA Madison Balanced Allocation – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.962185	48,789.032
TA Madison Conservative Allocation – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.985925	211,846.350
TA Madison Diversified Income – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$1.010639	592,411.621
TA Madison Large Cap Growth – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.917682	61,904.506
TA Madison Moderate Growth Allocation – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.944379	18,026.514

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.

CONDENSED FINANCIAL INFORMATION — (Continued)

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation—Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

*	=	multiplication

^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14

Excess interest adjustment

G = .055

C = .095

M = 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 50,000.00 * (.055 - .095) * (30/12)

= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03

Adjusted policy value	= policy value + excess interest adjustment

= 57,161.18 + (-5,265.03) = 51,896.15

Cash value at middle of policy year 3	= policy value + excess interest adjustment

= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14

Excess interest adjustment

G = .055

C = .045

M = 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00

Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18

Cash value at middle of policy year 3	= policy value + excess interest adjustment

= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R = the requested partial surrender

E = the excess interest adjustment

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 –7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 –7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

Excess Interest Adjustment Examples — (Continued)

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:

(1)	is the amount of the gross partial surrender;

(2)	is the value of the current death proceeds immediately prior to the gross partial surrender;

(3)	is the policy value immediately prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$	23,241
Reduction in policy value	=$	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$	15,556
Reduction in policy value	=$	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100.000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value	$25,000
on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER — ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider are summararized in the following chart.

Note: The Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Benefit:	Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

	• Additional Options:	• Additional Options:	• Additional Options:

(1) Death Benefit Option— You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Charge:	For riders issued on or after December 12, 2011. Charges:	Charges:	For riders issued on or after December 12, 2011. Charges:

(1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option— 0.25% annually (single life) or 0.20% (joint life) of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

For riders issued before December 12, 2011. Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income EnhancementSM Option—0.15% (single life) or 0.30% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

(1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

(1) 1.25% annually (single life and joint life)of withdrawal base deducted on each rider quarter.

For riders issued before December 12, 2011. Charges:

(1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•         Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

•         Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

•         Open Investment option (“OA”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

		• Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1: d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

PAM METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(1.05)+( .045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = 1.003524

PAM METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 – NormDist(d1))

X = (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1. Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct) 2. $100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income ChoiceSM 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of 5.5) .

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example, we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000, producing a guarantee ratio of 90% ($90,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 15%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

First we calculate d1.

OA METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1-NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832)))

DOA = min(20%, 13.9948%)

DOA = 13.9948%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the lower threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = max (0, DOA - (OA% + FA% / 3)

X = max (0, 13.9948% - (0% + 15% / 3)

X = max (0, 13.9948% - 5%)

X = 8.9948%

Therefore, 8.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $8,095.32.

Day 2: Policy Value Recovers to 95% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000, it recovered the next day to $95,000 producing a guarantee ratio of 95% ($95,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 95%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 14%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 8%

First we calculate d1.

OA METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.95)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .779732

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 - NormDist(.779732)))

DOA = min(20%, 11.9517%)

DOA = 11.9517%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = min (OA%, max(0, OA% + FA% / 3 - DOA%))

X = min(8%, max(0, 8% + 14% / 3 - 11.9517%))

X = min(8%, max(0, 0.714967%))

X = 0.714967%

Therefore, due to the policy value recovery, 0.714967% of the policy value will be transferred out of the OA Subaccount pro rata back into their current investment options, resulting in a total transfer of $679.22.

Day 3: Policy Value further recovers to 105% of Initial Value

For purposes of this example we will assume that after the policy value recovered to $95,000, it further recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 13%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 6%

OA METHOD TRANSFERS — (Continued)

First we calculate d1.

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(1.05)+( .045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = 1.003524

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 - NormDist(1.003524)))

DOA = min(20%, 8.6605%)

DOA = 8.6605%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = min (OA%, max(0, OA% + FA% / 3 - DOA%))

X = min(6%, max(0, 6% + 13% / 3 - 8.6605%))

X = min(6%, max(0, 1.67283%))

X = 1.67283%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 4.32717% (6% - 1.67283%) in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — INCOME LINKSM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount in 1 above;

B	is the policy value prior to the withdrawal; and

C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2.	($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year? $3,000 (the remaining rider withdrawal amount) - ($3000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — RETIREMENT INCOME MAXSM RIDER

When a withdrawal is taken, the following parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,300

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000 (PV after GPWD = $94,700)

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,300 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,300, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $1,700 ($7,000 - $5,300)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,300, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,300 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5.3% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5.3% withdrawal)) * WB before any adjustments

2.	($1,700 / ($90,000 - $5,300)) * $100,000 = $2,007.08

Step Three. Which is larger, the actual $1,700 excess withdrawal or the $2,007.08 pro rata amount?

$2,007.08 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,007.08 = $97,992.92

Result. The new withdrawal base is $97,992.92

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5.3% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,992.92 (the adjusted withdrawal base) * 5.3% = $5,193.62

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,193.62.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken.

WB in 8 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 8 = $147,745.54

RWA = 5.3% withdrawal beginning 8 years from the rider date would be $7,830.51 (5.3% of the then-current $147,745.54 withdrawal base)

GPWD = $7,830.51

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,830.51 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,830.51, the withdrawal base does not change.

Example 4 (Minimum Required Distribution “MRD”):

WB= $100,000

Automatic Step-up and growth never occur.

RWA for rider year beginning July 1, 2010 = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base).

MRD for 2010 = $6,000 (calculated as set forth in the rider)

MRD for 2011 = $6,500 (calculated as set forth in the rider)

GPWD on February 1, 2011 = $6,500

EWD = $500

Question: Is any portion of the withdrawal greater than the rider withdrawal amount or the minimum required withdrawal calculated pursuant to the terms of the rider?

Yes. Because more than $6,000 (the greater of the RWA ($5,500) or MRD for the tax year on that rider anniversary ($6,000) was withdrawn, there is an excess withdrawal of $500 (6,500 - 6,000 = 500). Please note, even though the withdrawal occurred in 2011, the MRD for 2011 does not become part of the RWA calculation until July 1, 2011 (the rider anniversary during that tax year).

Result: Because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower withdrawal amount calculated. See Example 2 (Excess Withdrawal) for an example ofhow the new withdrawal base and new rider withdrawal amount are calculated.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Growth Amount		High MonthiversarySM Value		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$			$100,000	$100,000			$6,300
1	$102,000	$		$		$		$			$102,000	$100,000			$6,300
1	$105,060	$		$		$		$			$105,060	$100,000			$6,300
1	$107,161	$		$		$		$			$107,161	$100,000			$6,300
1	$110,376	$		$		$		$			$110,376	$100,000			$6,300
1	$112,584	$		$		$		$			$112,584	$100,000			$6,300
1	$115,961	$		$		$		$			$115,961	$100,000			$6,300
1	$118,280	$		$		$		$			$118,280	$100,000			$6,300
1	$121,829	$		$		$		$			$121,829	$100,000			$6,300
1	$124,265	$		$		$		$			$124,265	$100,000			$6,300
1	$120,537	$		$		$		$			$124,265	$100,000			$6,300
1	$115,716	$		$		$		$			$124,265	$100,000			$6,300
1	$109,930	$		$		$			$105,000		$124,265	$124,265	[1]		$7,829
2	$112,129	$		$		$		$			$112,129	$124,265			$7,829
2	$115,492	$		$		$		$			$115,492	$124,265			$7,829
2	$117,802	$		$		$		$			$117,802	$124,265			$7,829
2	$121,336	$		$		$		$			$121,336	$124,265			$7,829
2	$124,976	$		$		$		$			$124,976	$124,265			$7,829
2	$177,476		$50,000	$		$		$			$177,476	$174,265			$10,979
2	$175,701	$		$		$		$			$177,476	$174,265			$10,979
2	$172,187	$		$		$		$			$177,476	$174,265			$10,979
2	$167,022	$		$		$		$			$177,476	$174,265			$10,979
2	$163,681	$		$		$		$			$177,476	$174,265			$10,979
2	$166,955	$		$		$		$			$177,476	$174,265			$10,979
2	$170,294	$		$		$			$182,979		$177,476	$182,979	[2]		$11,528
3	$166,888	$		$		$		$			$166,888	$182,979			$11,528
3	$171,895	$		$		$		$			$171,895	$182,979			$11,528
3	$173,614	$		$		$		$			$173,614	$182,979			$11,528
3	$178,822	$		$		$		$			$178,822	$182,979			$11,528
3	$175,246	$		$		$		$			$178,822	$182,979			$11,528
3	$151,741	$			$20,000		$9,676	$		$		$173,303		$
3	$154,775	$		$		$		$		$		$173,303		$
3	$159,419	$		$		$		$		$		$173,303		$

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base		Rider Withdrawal Amount
3	$161,013	$	$	$	$	$	$173,303		$
3	$165,843	$	$	$	$	$	$173,303		$
3	$174,135	$	$	$	$	$	$173,303		$
3	$181,101	$	$	$	$	$	$181,101	[1]		$11,409

(1)	Automatic Step Up Applied
(2)	Growth Applied

APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR

NEW SALES

If you elected the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and therafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

GE Investments Total Return Fund – Class 3

TA Vanguard ETF Index – Growth – Service Class

TA Madison Moderate Growth Allocation – Service Class

Designated Allocation Group B

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Diversified Income – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

The following options are available with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Option. If you elect this rider, you can also elected to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the individual(s) is/are already confined in a hospital or nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.